ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Trade accounts payable	$ 24,463	$ 21,534
Money orders payable	7,822	8,131
Accrued taxes, other than income taxes	944	562
Accrued payroll and fringe benefits	14,518	18,375
Reserve for store closure costs	0	36
Other accrued liabilities	1,399	637
Total	$ 49,146	$ 49,275